Patent (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Patent [Abstract]
Schedule of Gross Carrying Amount, Accumulate	All patents are expected to have zero residual value. Below is the gross carrying amount, accumulated amortization, aggregate amortization expense, and next 5 years and thereafter estimate on aggregate amortization expense.
		As of March 31, 2024		As of September 30, 2023
Patent	Acquisition cost	Accumulated amortization	Net carrying amount	Accumulated amortization	Net carrying amount
Graphite production	$216	$(29)	$187	$(22)	$194
Graphene production	6,258	(834)	5,424	(625)	5,633
	$6,474	$(863)	$5,611	$(647)	$5,827
Below is the gross carrying amount, accumulated amortization, aggregate amortization expense, and next 5 years and thereafter estimate on aggregate amortization expense.
		As of June 30, 2024		As of September 30, 2023
			Net		Net
	Acquisition	Accumulated	carrying	Accumulated	carrying
Patent	cost	amortization	amount	amortization	amount
Graphite production	$216	$(32)	$184	$(22)	$194
Graphene production	6,258	(939)	5,319	(625)	5,633
	$6,474	$(971)	$5,503	$(647)	$5,827

Schedule of Patent Acquisition Cost
Estimated amortization expense:	Amount
For year ended September 30, 2024	324
For year ended September 30, 2025	432
For year ended September 30, 2026	432
For year ended September 30, 2027	432
For year ended September 30, 2028	432
Thereafter	3,559
Total	$5,611

Estimated amortization expense:	Amount
For year ended September 30, 2024	108
For year ended September 30, 2025	432
For year ended September 30, 2026	432
For year ended September 30, 2027	432
For year ended September 30, 2028	432
Thereafter	3,667
Total	$5,503